Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Loss on disposal of mining equipment	$ 3,400
Depreciation expense	27,959	$ 24,733	$ 24,501
Impairment charges	25,400	8,080
Bitcoin [Member]
Property and Equipment, Net [Line Items]
Impairment charges	$ 25,400	$ 8,080